Note 10 - Intangible Assets (Details) - Estimated Annual Amortization Expense for Recorded Intangible Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Estimated Annual Amortization Expense for Recorded Intangible Assets [Abstract]
2015	$ 24,047
2016	22,779
2017	20,818
2018	19,350
2019	$ 17,436